Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0001840856
Registrant Name	SOUNDHOUND AI, INC.
Registration File Number	333-295779
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A